Balance sheet details - Schedule of Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses:
Prepaid Lincoln Park commitment fee	$ 3,279	$ 0
Prepaid services	1,319	125
Prepaid software	1,027	531
Prepaid rent	121	151
Prepaid commissions	117	84
Other	11	156
Other current assets:
Directors and Officers insurance	2,028	0
Unbilled receivables	252	17
Security deposits	36	52
Total prepaid expenses and other current assets	$ 8,190	1,116
DWave System [Member]
Prepaid expenses:
Prepaid services		125	$ 179
Prepaid software		531	469
Prepaid rent		151	187
Prepaid commissions		84	102
Other		156	133
Other current assets:
Security deposits		52	173
Unbilled receivables		17	10
Total prepaid expenses and other current assets		$ 1,116	$ 1,253